Related Parties - Changes of Number of Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share granted, beginning			1,224,524
Cancellation of granted shares due to termination of executive employment			(200,000)
Shares transferred to executives			(322,264)
Deferred stock plan [member] | Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share granted, beginning	133,332	702,260
Shares transferred to executives	(66,668)	(448,930)
Reclassification to assets held for sale		(119,998)
Share granted, ending	66,664	133,332	702,260